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                                              Rule 497(d)
                                              Reg. No. 33-55666



                  National Municipal Trust Multistate Series 57


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trusts.